Note 14 - Information by Operating Segment - Total Assets by Segment (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Total Assets	$ 10,083.7	$ 9,356.4	$ 8,241.2
Operating Segments [Member] | Gas Utility [Member]
Total Assets	8,042.8	7,615.4	6,716.2
Operating Segments [Member] | Gas Marketing [Member]
Total Assets	638.7	466.1	182.7
Operating Segments [Member] | Midstream [Member]
Total Assets	446.0	413.8	388.8
Operating Segments [Member] | Other Segments [Member]
Total Assets	2,705.5	2,193.3	2,313.5
Consolidation, Eliminations [Member]
Total Assets	$ (1,749.3)	$ (1,332.2)	$ (1,360.0)